NET LOSS PER SHARE OF COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET LOSS PER COMMON SHARE
NET LOSS PER SHARE OF COMMON STOCK

3.NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share of common stock is determined by dividing net loss less deemed dividends by the weighted-average shares of common stock outstanding during the period. For all periods presented, the shares of common stock underlying the stock options, and restricted stock units have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average shares of common stock outstanding used to calculate both basic and diluted loss per share of common stock are the same. The following table illustrates the computation of basic and diluted earnings per share:

	Three Months Ended
	March 31,
	2022	2021
Net loss	$(7,367,800)	$(3,854,500)
Less: initial public offering Common Stock discount amortization	(24,700)	(24,700)
Less: public offering Common Stock discount amortization	(60,400)	—
Net loss attributable to common shareholders, basic and diluted	$(7,452,900)	$(3,879,200)
Weighted average common shares outstanding, basic and diluted	15,542,444	7,332,999
Net loss per common share, basic and diluted	$(0.48)	$(0.53)

For the three months ended March 31, 2022 and 2021, potentially dilutive securities excluded from the computations of diluted weighted-average shares of common stock outstanding were:

	March 31,	March 31,
	2022	2021
Stock options	—	677
Restricted stock units	—	32,000
Total	—	32,677

3.NET LOSS PER COMMON SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented, the common shares underlying the stock options and RSUs, have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares are the same. The following table illustrates the computation of basic and diluted loss per share:

	Year Ended
	December 31,
	2021	2020
Net loss	$(25,588,700)	$(19,200,200)
Less: Series B Preferred Stock discount amortization	—	(692,700)
Less: Initial Public Offering Common Stock discount amortization	(100,000)	(19,700)
Less: Public Offering Common Stock discount amortization	(122,000)	—
Net loss attributable to common shareholders, basic and diluted	$(25,810,700)	$(19,912,600)
Weighted average common shares outstanding, basic and diluted	11,417,083	4,505,867
Net loss per common share, basic and diluted	$(2.26)	$(4.42)

For the years ended December 31, 2021 and 2020, potentially dilutive securities excluded from the computations of diluted weighted-average common shares outstanding were (in shares):

	December 31,	December 31,
	2021	2020
Options to purchase	—	1,647
Restricted Stock Units	73,405	95,815
Total	73,405	97,462